Submission	Dec. 23, 2025
Submission [Line Items]
Central Index Key	0000880807
Registrant Name	AMERICAN SUPERCONDUCTOR CORP /DE/
Registration File Number	333-281496
Form Type	S-3
Submission Type	424B7
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A